Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consist of the following at:

	March 31, 2015	December 31, 2014

Furniture and equipment	$12,405	$11,901
Less accumulated depreciation	(851)	(280)
	$11,554	$11,621

Depreciation expense for the three months ended March 31, 2015 and 2014 was $571 and $-0-, respectively.

3. Property and Equipment

Property and equipment consist of the following at:

	December 31, 2014	December 31, 2013

Furniture and equipment	$11,901	$-
Less accumulated depreciation	(280)	-
	$11,621	$-

Depreciation expense for the years December 31, 2014 and 2013 was $280 and $-0-, respectively.